Note 9 - Long-Term Investments (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 05, 2010	Oct. 31, 2013 Celerion, Inc. [Member]	Mar. 05, 2010 Celerion, Inc. [Member]
Note 9 - Long-Term Investments (Details) [Line Items]
Equity Method Investment, Ownership Percentage			15.00%
Preferred Stock, Conversion Basis	1:1
Investment Owned, at Fair Value		$ 13
FairValueOfCompanysInvestmentInAndNoteReceivableFromCelerion		$ 21